OTHER NON-CURRENT ASSETS - Movements in the allowance for doubtful debts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance at beginning of year		$ 140,929
Effect of IFRS 9 as at January 1, 2018	[1]		$ (1,944)
Balance at end of the year		137,834	140,929
Other non-current assets | Impairment
Disclosure of financial assets [line items]
Effect of IFRS 9 as at January 1, 2018			467
Adjustment from the adoption of IFRS 9			$ 467
Provisions recognized on receivables		(69)
Balance at end of the year		$ 398

[1]	Due to the application IFRS 9 in 2018, the Group reconciliates of statement of financial on the date of initial application. The impact on profit and loss of the reclassification of the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties to fair value through profit or loss and the impairment of financial assets applying the expected credit loss model as at January 1, 2018 is USD 1.9 million.